Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND
WELLS FARGO ADVANTAGE GROWTH BALANCED FUND
WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

Class C

Supplement dated April 30, 2010, to the Prospectus dated February 1, 2010, as previously supplemented on January 13, 2010, and March 1, 2010.

This supplement contains important information about the Funds referenced above.

The following bullet point appearing in the section entitled “How to Exchange Shares” of the Prospectus states a current exception to the term of the exchange policy that in general exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment:

•
Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Class A shares purchased in such an exchange may only be re-exchanged for Class C shares of non-money market funds.

Effective July 1, 2010, this exception will be eliminated, and the bullet point will be deleted and replaced with the following.

•	Class C shares of non-money market funds may be exchanged for Class C shares of the Wells Fargo Advantage Money Market Fund.
•	Class C shares of non-money market funds may no longer be exchanged for Class A shares of a Wells Fargo Advantage Money Market Fund.

AFR040/P501SP2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

Class C

Supplement dated April 30, 2010, to the Prospectus dated July 1, 2009, as previously supplemented August 13, 2009, October 5, 2009, February 2, 2010, and March 1, 2010.

This supplement contains important information about the Funds referenced above.

The following bullet point appearing in the section entitled “How to Exchange Shares” of the Prospectus states a current exception to the term of the exchange policy that in general exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment:

•
Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Class A shares purchased in such an exchange may only be re-exchanged for Class C shares of non-money market funds.

Effective July 1, 2010, this exception will be eliminated, and the bullet point will be deleted and replaced with the following.

•	Class C shares of non-money market funds may be exchanged for Class C shares of the Wells Fargo Advantage Money Market Fund.
•	Class C shares of non-money market funds may no longer be exchanged for Class A shares of a Wells Fargo Advantage Money Market Fund.

TDR040/P601SP3

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND
WELLS FARGO ADVANTAGE EMERGING GROWTH FUND
WELLS FARGO ADVANTAGE EQUITY INCOME FUND
WELLS FARGO ADVANTAGE EQUITY VALUE FUND
WELLS FARGO ADVANTAGE GROWTH EQUITY FUND
WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND
WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND
WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

Class C

Supplement dated April 30, 2010, to the Prospectus dated March 1, 2010, as previously supplemented on March 1, 2010.

This supplement contains important information about the Funds referenced above.

The following bullet point appearing in the section entitled “How to Exchange Shares” of the Prospectus states a current exception to the term of the exchange policy that in general exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment:

•
Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Class A shares purchased in such an exchange may only be re-exchanged for Class C shares of non-money market funds.

Effective July 1, 2010, this exception will be eliminated, and the bullet point will be deleted and replaced with the following.

•	Class C shares of non-money market funds may be exchanged for Class C shares of the Wells Fargo Advantage Money Market Fund.
•	Class C shares of non-money market funds may no longer be exchanged for Class A shares of a Wells Fargo Advantage Money Market Fund.

EGR040/P901SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND
WELLS FARGO ADVANTAGE HIGH INCOME FUND
WELLS FARGO ADVANTAGE INCOME PLUS FUND
WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND
WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND
WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND
WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND
WELLS FARGO ADVANTAGE STABLE INCOME FUND
WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND
WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND
WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Class C

Supplement dated April 30, 2010, to the Prospectus dated October 1, 2009, as previously supplemented on
December 1, 2009, December 11, 2009, and January 5, 2010.

This supplement contains important information about the Funds referenced above.

The following bullet point appearing in the section entitled “How to Exchange Shares” of the Prospectus states a current exception to the term of the exchange policy that in general exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment:

•
Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Class A shares purchased in such an exchange may only be re-exchanged for Class C shares of non-money market funds.

Effective July 1, 2010, this exception will be eliminated, and the bullet point will be deleted and replaced with the following.

•	Class C shares of non-money market funds may be exchanged for Class C shares of the Wells Fargo Advantage Money Market Fund.
•	Class C shares of non-money market funds may no longer be exchanged for Class A shares of a Wells Fargo Advantage Money Market Fund.

IFR040/P1001S3

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND
WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND
WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND
WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

Class C

Supplement dated April 30, 2010, to the Prospectus dated February 1, 2010.

This supplement contains important information about the Funds referenced above.

The following bullet point appearing in the section entitled “How to Exchange Shares” of the Prospectus states a current exception to the term of the exchange policy that in general exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment:

•
Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Class A shares purchased in such an exchange may only be re-exchanged for Class C shares of non-money market funds.

Effective July 1, 2010, this exception will be eliminated, and the bullet point will be deleted and replaced with the following.

•	Class C shares of non-money market funds may be exchanged for Class C shares of the Wells Fargo Advantage Money Market Fund.
•	Class C shares of non-money market funds may no longer be exchanged for Class A shares of a Wells Fargo Advantage Money Market Fund.

IER040/P301SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND
WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND
WELLS FARGO ADVANTAGE GROWTH FUND
WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND
WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND
WELLS FARGO ADVANTAGE U.S. VALUE FUND

Class C

Supplement dated April 30, 2010, to the Prospectus dated December 1, 2009, as previously supplemented on January 13, 2010, February 2, 2010, February 19, 2010.

This supplement contains important information about the Funds referenced above.

The following bullet point appearing in the section entitled “How to Exchange Shares” of the Prospectus states a current exception to the term of the exchange policy that in general exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment:

•
Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Class A shares purchased in such an exchange may only be re-exchanged for Class C shares of non-money market funds.

Effective July 1, 2010, this exception will be eliminated, and the bullet point will be deleted and replaced with the following.

•	Class C shares of non-money market funds may be exchanged for Class C shares of the Wells Fargo Advantage Money Market Fund.
•	Class C shares of non-money market funds may no longer be exchanged for Class A shares of a Wells Fargo Advantage Money Market Fund.

LCR040/P101SP2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND
WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND
WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND
WELLS FARGO ADVANTAGE MONEY MARKET FUND
WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND
WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND
WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

Class A

Supplement dated April 30, 2010, to the Prospectus dated July 1, 2009, as previously supplemented on
August 13, 2009, December 1, 2009, January 11, 2010, March 3, 2010, and March  18, 2010.

This supplement contains important information about the Funds referenced above.

The following bullet point appearing in the section entitled “How to Exchange Shares” of the Prospectus states a current exception to the term of the exchange policy that in general exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment:

•
Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Class A shares purchased in such an exchange may only be re-exchanged for Class C shares of non-money market funds.

Effective July 1, 2010, this exception will be eliminated, and the bullet point will be deleted and replaced with the following.

•	Class C shares of non-money market funds may be exchanged for Class C shares of the Wells Fargo Advantage Money Market Fund.
•	Class C shares of non-money market funds may no longer be exchanged for Class A shares of a Wells Fargo Advantage Money Market Fund.

MMR040/P1201S2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND
WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND
WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND
WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND
WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND
WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND
WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND
WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND
WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Class C

Supplement dated April 30, 2010, to the Prospectus dated November 1, 2009, as previously supplemented on February 2, 2010.

This supplement contains important information about the Funds referenced above.

The following bullet point appearing in the section entitled “How to Exchange Shares” of the Prospectus states a current exception to the term of the exchange policy that in general exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment:

•
Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Class A shares purchased in such an exchange may only be re-exchanged for Class C shares of non-money market funds.

Effective July 1, 2010, this exception will be eliminated, and the bullet point will be deleted and replaced with the following.

•	Class C shares of non-money market funds may be exchanged for Class C shares of the Wells Fargo Advantage Money Market Fund.
•	Class C shares of non-money market funds may no longer be exchanged for Class A shares of a Wells Fargo Advantage Money Market Fund.

MIR040/P1101S2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND
WELLS FARGO ADVANTAGE COMMON STOCK FUND
WELLS FARGO ADVANTAGE DISCOVERY FUND
WELLS FARGO ADVANTAGE ENTERPRISE FUND
WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND
WELLS FARGO ADVANTAGE MID CAP GROWTH FUND
WELLS FARGO ADVANTAGE OPPORTUNITY FUND
WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND
WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Class C

Supplement dated April 30, 2010, to the Prospectus dated March 1, 2010, as previously supplemented on
January 13, 2010, and March 19, 2010.

This supplement contains important information about the Funds referenced above.

The following bullet point appearing in the section entitled “How to Exchange Shares” of the Prospectus states a current exception to the term of the exchange policy that in general exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment:

•
Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Class A shares purchased in such an exchange may only be re-exchanged for Class C shares of non-money market funds.

Effective July 1, 2010, this exception will be eliminated, and the bullet point will be deleted and replaced with the following.

•	Class C shares of non-money market funds may be exchanged for Class C shares of the Wells Fargo Advantage Money Market Fund.
•	Class C shares of non-money market funds may no longer be exchanged for Class A shares of a Wells Fargo Advantage Money Market Fund.

SCR040/P201SP2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUNDSM

Class C

Supplement dated April 30, 2010, to the Prospectus dated December 1, 2009, as previously supplemented on February 2, 2010.

This supplement contains important information about the Fund referenced above.

The following bullet point appearing in the section entitled “How to Exchange Shares” of the Prospectus states a current exception to the term of the exchange policy that in general exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment:

•
Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Class A shares purchased in such an exchange may only be re-exchanged for Class C shares of non-money market funds.

Effective July 1, 2010, this exception will be eliminated, and the bullet point will be deleted and replaced with the following.

•	Class C shares of non-money market funds may be exchanged for Class C shares of the Wells Fargo Advantage Money Market Fund.
•	Class C shares of non-money market funds may no longer be exchanged for Class A shares of a Wells Fargo Advantage Money Market Fund.

AWR040/P1601S2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND
WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Class C

Supplement dated April 30, 2010, to the Prospectus dated March 1, 2010, as previously supplemented on January 13, 2010.

This supplement contains important information about the Funds referenced above.

The following bullet point appearing in the section entitled “How to Exchange Shares” of the Prospectus states a current exception to the term of the exchange policy that in general exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment:

•
Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Class A shares purchased in such an exchange may only be re-exchanged for Class C shares of non-money market funds.

Effective July 1, 2010, this exception will be eliminated, and the bullet point will be deleted and replaced with the following.

•	Class C shares of non-money market funds may be exchanged for Class C shares of the Wells Fargo Advantage Money Market Fund.
•	Class C shares of non-money market funds may no longer be exchanged for Class A shares of a Wells Fargo Advantage Money Market Fund.
SFR040/P401SP